CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 5,263	$ 607
Inventories	404
Amount due from related parties		705
Prepayment for vehicle purchase and other current assets	53,270	441
TOTAL CURRENT ASSETS	58,937	1,753
Property and equipment, net	22	1
Intangible assets, net	14,640	293
Right-of-use assets	561
Other non-current assets, net		4,546
TOTAL NON-CURRENT ASSETS	15,223	4,840
TOTAL ASSETS	74,160	6,593
CURRENT LIABILITIES:
Accounts payable	295
Advances from customers	553	410
Short-term borrowings	6,277
Short-term lease liabilities	85
Income tax payable	3,399	4
Amounts due to related parties	3,943	10
Warrant liability	340
Accrued expenses and other current liabilities	14,491	6
TOTAL CURRENT LIABILITIES	29,383	430
Long-term bank loan	2,000
Long-term lease liabilities	431
Convertible notes	2,022
Payable for dealership settlement	2,245
TOTAL NON-CURRENT LIABILITIES	6,698
TOTAL LIABILITIES	36,081	430
COMMITMENT AND CONTIGENCIES
SHAREHOLDERS' EQUITY
Ordinary Shares (par value of $0.00005 per shares;1,000,000,000 shares authorized, 74,035,502 and 163,129,655 shares issued and outstanding as of December 31, 2020 and 2021 respectively)	8	4
Series D convertible preferred shares (par value of $0.0001, nil and 6,000 shares authorized as of December 31, 2020 and 2021, respectively. Nil and 6,000 shares	1
Additional paid-in capital	227,310	7,632
Statutory reserve	8	8
Accumulated deficit	(198,302)	(1,723)
Accumulated other comprehensive income	637	242
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	29,662	6,163
Non-controlling interests	8,417
TOTAL EQUITY	38,079	6,163
TOTAL LIABILITIES AND EQUITY	$ 74,160	$ 6,593